                    AIM CHINA FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 27, 2006
                     to the Prospectus dated March 31, 2006,
                 as supplemented April 21, 2006, and May 8, 2006

Effective as of the close of business on July 14, 2006, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on page 7 of the prospectus:

      "Investment decisions for the fund are made by investment management teams at INVESCO Hong Kong.

         The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Paul Chan, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 2001.

         o Samantha Ho, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 2004. From 2000 to 2004, she was a Portfolio Manager at Manulife Asset Management (HK) Ltd.

            More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

            The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                                 AIM CHINA FUND
                          AIM ENHANCED SHORT BOND FUND
                           AIM INTERNATIONAL BOND FUND
                                 AIM JAPAN FUND

                         Supplement dated June 27, 2006
                     to the Prospectus dated March 31, 2006,
                         as supplemented April 21, 2006

Effective as of the close of business on July 14, 2006, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) - CHINA" on page 12 of the prospectus:

      "Investment decisions for the fund are made by investment management teams at INVESCO Hong Kong.

         o Paul Chan, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with INVESCO Hong Kong and/or its affiliates since 2001.

         o Samantha Ho, Portfolio Manager, who has been responsible for the fund since inception and has been associated with INVESCO Hong Kong and/or its affiliates since 2004. From 2000 to 2004, she was a Portfolio Manager at Manulife Asset Management (HK) Ltd."

                              AIM INVESTMENT FUNDS

                                 AIM CHINA FUND
                          AIM ENHANCED SHORT BOND FUND
                           AIM INTERNATIONAL BOND FUND
                                 AIM JAPAN FUND

               Supplement dated June 27, 2006, to the Statement of
                   Additional Information dated March 31, 2006


Effective as of the close of business on July 14, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM CHINA FUND" on page G-1 of the Statement of Additional Information:


--------------------------------------------------------------------------------------------------------------------------
                                                                      OTHER POOLED INVESTMENT
                        DOLLAR       OTHER REGISTERED MUTUAL FUNDS       VEHICLES (ASSETS IN           OTHER ACCOUNTS
                         RANGE             (ASSETS IN MILLIONS)                MILLIONS)              (ASSETS IN MILLIONS)
                          OF        --------------------------------------------------------------------------------------
  "PORTFOLIO         INVESTMENTS    NUMBER OF         ASSETS        NUMBER OF        ASSETS        NUMBER OF     ASSETS
    MANAGER         IN EACH FUND(1) ACCOUNTS                        ACCOUNTS                      ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                                                            AIM CHINA FUND
--------------------------------------------------------------------------------------------------------------------------
Paul Chan(2)             None          None           None              8            $402.2           32        $1,274.1
--------------------------------------------------------------------------------------------------------------------------
Samantha Ho              None          None           None              4            $902.1            1           $38.3
--------------------------------------------------------------------------------------------------------------------------

---------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Chan began serving as portfolio manager as of the close of business on July 14, 2006. Ownership information has been provided as of May 31, 2006."